Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Bar Chart Table:
Annual Return 2019	16.24%
Annual Return 2020	11.74%
Annual Return 2021	6.55%
Annual Return 2022	(15.29%)
Annual Return 2023	10.92%